Goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill From Acquisitions [Abstract]
Goodwill.	$ 1,159,922	$ 1,159,922
Oleoducto central S.A [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.	683,496	683,496
Hocol petroleum limited
Goodwill From Acquisitions [Abstract]
Goodwill.	537,598	537,598
Andean chemical limited [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.	127,812	127,812
Esenttia S.A [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.	108,137	108,137
Gross carrying amount [member]
Goodwill From Acquisitions [Abstract]
Goodwill.	1,457,043	1,457,043
Accumulated impairment [member] | Hocol petroleum limited
Goodwill From Acquisitions [Abstract]
Goodwill.	$ (297,121)	$ (297,121)